UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22904

Evanston Alternative Opportunities Fund
(Exact name of registrant as specified in charter) 1560 Sherman Avenue, Suite 960
Evanston, Illinois 60201
(Address of principal executive offices) (Zip code)

Scott Zimmerman 1560 Sherman Avenue, Suite 960
Evanston, Illinois 60201
(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 328-4961

Date of fiscal year end: March 31

Date of reporting period:   July 1, 2019 – June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2019 TO JUNE 30, 2020

REGISTRANT NAME: Evanston Alternative Opportunities Fund

INVESTMENT COMPANY ACT FILE NUMBER: 811-22904

REPORTING PERIOD: 07/01/2019 – 06/30/2020

REGISTRANT ADDRESS: 1560 Sherman Avenue, Suite 960, Evanston, Illinois 60201

NAME OF SERIES (AS APPLICABLE): N/A

During the period covered by this report, the registrant did not hold voting securities with respect to any company that solicited the registrant’s vote on any matter.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Evanston Alternative Opportunities Fund

By (Signature and Title)*:	/s/ Kenneth A. Meister
Kenneth A. Meister, President and Principal Executive Officer

Date:	July 21, 2020

*Print the name and title of each signing officer under his or her signature.